GOODWILL (Schedule of Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Goodwill, beginning balance	$ 11,507	$ 11,244
Foreign currency translation adjustments	(58)	263
Goodwill, ending balance	$ 11,449	$ 11,507